UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   September 30, 2010
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lone Pine Capital LLC
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Address:   Two Greenwich Plaza
           --------------------------------------------------
           Greenwich, Connecticut 06830
           --------------------------------------------------

           --------------------------------------------------

Form 13F File Number:  028-11152
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen F. Mandel, Jr.
           --------------------------------------------------
Title:     Managing Director, Portfolio Manager
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Phone:     (203) 618-1400
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Stephen F. Mandel, Jr.   Greenwich, Connecticut          11/15/10
       -------------------------    ---------------------------     ---------


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Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                  Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        54
                                               -------------

Form 13F Information Table Value Total:        $11,384,867
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE

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                                                  FORM 13F INFORMATION TABLE

              COLUMN 1            COLUMN 2      COLUMN3   COLUMN 4            COLUMN 5     COLUMN 6   COLUMN 7      COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                                                            VALUE   SHRS OR    SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS     CUSIP    (x$1000)  PRN AMT    PRN CALL DISCRETION MANAGERS  SOLE     SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
7 DAYS GROUP HLDGS LTD        ADR             81783J101      21,900  1,217,331 SH           SOLE             1,217,331
ACCENTURE PLC IRELAND         SHS CLASS A     G1151C101     392,647  9,240,919 SH           SOLE             9,240,919
ACTIVISION BLIZZARD INC       COM             00507V109      75,687  6,995,112 SH           SOLE             6,995,112
AMAZON COM INC                COM             023135106     124,353    791,755 SH           SOLE               791,755
AMERIPRISE FINL INC           COM             03076C106     249,844  5,278,758 SH           SOLE             5,278,758
AMPHENOL CORP NEW             CL A            032095101     247,598  5,055,079 SH           SOLE             5,055,079
APPLE INC                     COM             037833100     768,141  2,707,106 SH           SOLE             2,707,106
AUTODESK INC                  COM             052769106     277,453  8,678,543 SH           SOLE             8,678,543
CAREER EDUCATION CORP         COM             141665109      85,199  3,968,301 SH           SOLE             3,968,301
CHINA LODGING GROUP LTD       SPONSORED ADR   16949N109      20,393    868,903 SH           SOLE               868,903
CITRIX SYS INC                COM             177376100     140,837  2,063,852 SH           SOLE             2,063,852
COGNIZANT TECHNOLOGY SOLUTIO  CL A            192446102     594,625  9,223,288 SH           SOLE             9,223,288
COLGATE PALMOLIVE CO          COM             194162103     208,151  2,708,179 SH           SOLE             2,708,179
CROWN CASTLE INTL CORP        COM             228227104     540,705 12,246,997 SH           SOLE            12,246,997
DAVITA INC                    COM             23918K108     204,645  2,964,583 SH           SOLE             2,964,583
DEVRY INC DEL                 COM             251893103      78,464  1,594,469 SH           SOLE             1,594,469
DICKS SPORTING GOODS INC      COM             253393102     141,733  5,054,663 SH           SOLE             5,054,663
DOLLAR GEN CORP NEW           COM             256677105     250,433  8,561,804 SH           SOLE             8,561,804
EQUINIX INC                   COM NEW         29444U502     341,493  3,336,520 SH           SOLE             3,336,520
EXPRESS SCRIPTS INC           COM             302182100     206,362  4,237,421 SH           SOLE             4,237,421
FAMILY DLR STORES INC         COM             307000109     209,017  4,733,166 SH           SOLE             4,733,166
GOODRICH CORP                 COM             382388106     298,361  4,046,664 SH           SOLE             4,046,664
GOOGLE INC                    CL A            38259P508      78,745    149,766 SH           SOLE               149,766
GREEN MTN COFFEE ROASTERS IN  COM             393122106     163,061  5,227,990 SH           SOLE             5,227,990
HOME INNS & HOTELS MGMT INC   SPON ADR        43713W107      11,678    235,870 SH           SOLE               235,870
INFORMATICA CORP              COM             45666Q102      59,762  1,555,884 SH           SOLE             1,555,884
INVESCO LTD                   SHS             G491BT108     201,595  9,495,772 SH           SOLE             9,495,772
JPMORGAN CHASE & CO           COM             46625H100     445,868 11,711,781 SH           SOLE            11,711,781
LAUDER ESTEE COS INC          CL A            518439104     338,915  5,360,033 SH           SOLE             5,360,033
LINCARE HLDGS INC             COM             532791100     156,620  6,244,817 SH           SOLE             6,244,817
LIVE NATION ENTERTAINMENT IN  COM             538034109     137,119 13,878,448 SH           SOLE            13,878,448
LONGTOP FINL TECHNOLOGIES LT  ADR             54318P108     120,710  3,067,608 SH           SOLE             3,067,608
MCDONALDS CORP                COM             580135101      74,379    998,239 SH           SOLE               998,239
MEAD JOHNSON NUTRITION CO     COM             582839106     237,760  4,177,816 SH           SOLE             4,177,816
NETAPP INC                    COM             64110D104     162,931  3,272,364 SH           SOLE             3,272,364
NEW ORIENTAL ED & TECH GRP I  SPON ADR        647581107     274,388  2,811,927 SH           SOLE             2,811,927
O REILLY AUTOMOTIVE INC       COM             686091109     247,900  4,659,771 SH           SOLE             4,659,771
POLO RALPH LAUREN CORP        CL A            731572103     277,571  3,088,927 SH           SOLE             3,088,927
POPULAR INC                   COM             733174106      69,193 23,859,676 SH           SOLE            23,859,676
PRICELINE COM INC             COM NEW         741503403     124,563    357,591 SH           SOLE               357,591
QUALCOMM INC                  COM             747525103     113,901  2,523,708 SH           SOLE             2,523,708
SALESFORCE COM INC            COM             79466L302     105,424    942,973 SH           SOLE               942,973
SCHWAB CHARLES CORP NEW       COM             808513105     175,430 12,620,845 SH           SOLE            12,620,845
SEARS HLDGS CORP              COM             812350106     220,510  3,056,700 SH  PUT      SOLE             3,056,700
SPDR GOLD TRUST               GOLD SHS        78463V107     431,057  3,370,000 SH  CALL     SOLE             3,370,000
STRAYER ED INC                COM             863236105     216,666  1,241,638 SH           SOLE             1,241,638
TOWERS WATSON & CO            CL A            891894107     102,944  2,093,206 SH           SOLE             2,093,206
TRANSDIGM GROUP INC           COM             893641100     153,876  2,479,871 SH           SOLE             2,479,871
UMPQUA HLDGS CORP             COM             904214103      20,534  1,810,735 SH           SOLE             1,810,735
VANCEINFO TECHNOLOGIES INC    ADR             921564100      91,699  2,835,474 SH           SOLE             2,835,474
VIASAT INC                    COM             92552V100      23,861    580,411 SH           SOLE               580,411
VISA INC                      COM CL A        92826C839     201,735  2,716,607 SH           SOLE             2,716,607
WYNDHAM WORLDWIDE CORP        COM             98310W108     173,087  6,300,947 SH           SOLE             6,300,947
YUM BRANDS INC                COM             988498101     693,346 15,053,094 SH           SOLE            15,053,094

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